Revenue Disaggregation and Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Disaggregation and Operating Segments
Schedule of revenue disaggregated by geography

	Year Ended
	December 31,
	2023	2022
United States	$7,134	$9,230
Australia	526	688
Europe	956	1,252
Rest of world	62	70
Total revenue	$8,678	$11,240